Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE WESTWOOD FUNDS (the “Trust”)

Westwood Income Fund (Income Fund)

Supplement dated June 6, 2007 to the Supplement dated May 3, 2007 to the Statement of Additional Information dated January 30, 2007

Effective July 1, 2007, Barbara G. Marcin will become the lead portfolio manager for the Income Fund. Mario J. Gabelli will assist Ms. Marcin on an as needed basis with the portfolio management of the Income Fund, providing research, insight, and support.

Accordingly, the following information with respect to Ms. Marcin is inserted into the “Management of Other Accounts” section found on page 40 of the Statement of Additional Information effective July 1, 2007:

“The table below shows the number of other accounts managed by each Portfolio

Manager and the total assets in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance. Westwood does not have any performance based fees.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Barbara G. Marcin (1)	Registered Investment Companies:	3	$2.9B	1	$2.5B

	Other Pooled Investment Vehicles:	0	$0	0	$0

	Other Accounts:	21	$138.0M	0	$0

1 Co-Portfolio Manager for the GAMCO Westwood Income Fund.
2 Co-Portfolio Manager for the GAMCO Westwood Mighty Mites Fund.
3 Portfolio Manager for the GAMCO Westwood Equity Fund.
4 Portfolio Manager for the GAMCO Westwood Intermediate Bond Fund.
5 Co-Portfolio Manager for the GAMCO Westwood Balanced Fund.
6 Portfolio Manager for the GAMCO SmallCap Equity Fund.

Ms. Marcin’s compensation methodology is described under “Other Portfolio Managers.”

Furthermore, effective July 1, 2007, the following information with respect to Ms. Marcin will be added to the “Ownership of Shares in the Fund” table found on page 44 of the Statement of Additional Information as follows:

Team Member	Fund	Dollar Range of Equity Securities Held in Each Fund*
Barbara G. Marcin	GAMCO Westwood Income Fund	A

*KEY TO DOLLAR RANGES

A. None

B. $1 - $10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. $100,001 - $500,000

F. $500,001 - $1,000,000

G. over $1,000,000